EMPLOYEE BENEFIT PLANS - Change In Benefit Obligation and Plan Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Change in plan assets:
Fair value of plan assets at beginning of the year	$ 460,050
Company contributions	18,200
Fair value of plan assets at end of the year	302,131	$ 460,050
Amounts recognized in the consolidated balance sheets:
Pension and postretirement benefits	(17,287)	(17,664)
Pension and postretirement benefits, less current portion	(124,646)	(152,149)
Pension Plan | United States
Change in projected benefit obligation:
Benefit obligation at beginning of the year	253,880	0
Acquisition of Legacy Dole	0	256,767
Service cost	256	107	$ 0
Interest cost	4,943	1,696	0
Actuarial (gain) loss	(47,439)	4,179
Plan amendments	0	0
Curtailments, settlements and terminations, net	(8,217)	0
Benefits paid	(21,588)	(8,869)
Foreign exchange impact and other	0	0
Benefit obligation at end of the year	181,835	253,880	0
Change in plan assets:
Fair value of plan assets at beginning of the year	224,749	0
Acquisition of Legacy Dole	0	234,221
Actual return on plan assets	(44,601)	(2,054)
Company contributions	3,863	1,450
Benefits paid	(21,588)	(8,868)
Curtailments, settlements and terminations, net	(8,217)	0
Foreign exchange impact and other	0	0
Fair value of plan assets at end of the year	154,206	224,749	0
Funded status	(27,629)	(29,131)
Amounts recognized in the consolidated balance sheets:
Other assets	0	0
Pension and postretirement benefits	(2,229)	(2,243)
Pension and postretirement benefits, less current portion	(25,400)	(26,888)
Asset (liability)	(27,629)	(29,131)
Pension Plan | International Pension Plans
Change in projected benefit obligation:
Benefit obligation at beginning of the year	349,001	266,320
Acquisition of Legacy Dole	0	114,099
Service cost	4,465	3,219	1,858
Interest cost	8,219	5,505	3,808
Actuarial (gain) loss	(82,819)	(4,432)
Plan amendments	0	(213)
Curtailments, settlements and terminations, net	(27,511)	(14,399)
Benefits paid	(10,012)	(8,851)
Foreign exchange impact and other	(13,196)	(12,247)
Benefit obligation at end of the year	228,147	349,001	266,320
Change in plan assets:
Fair value of plan assets at beginning of the year	235,301	245,061
Acquisition of Legacy Dole	0	0
Actual return on plan assets	(46,116)	13,901
Company contributions	12,104	10,297
Benefits paid	(10,012)	(8,851)
Curtailments, settlements and terminations, net	(25,767)	(14,419)
Foreign exchange impact and other	(17,585)	(10,688)
Fair value of plan assets at end of the year	147,925	235,301	245,061
Funded status	(80,222)	(113,700)
Amounts recognized in the consolidated balance sheets:
Other assets	20,938	2,524
Pension and postretirement benefits	(13,066)	(13,209)
Pension and postretirement benefits, less current portion	(88,094)	(103,015)
Asset (liability)	(80,222)	(113,700)
OPRB Plans
Change in projected benefit obligation:
Benefit obligation at beginning of the year	17,572	0
Acquisition of Legacy Dole	0	18,655
Service cost	3	1	0
Interest cost	443	157	0
Actuarial (gain) loss	(1,726)	166
Plan amendments	0	0
Curtailments, settlements and terminations, net	0	0
Benefits paid	(3,148)	(1,407)
Foreign exchange impact and other	0	0
Benefit obligation at end of the year	13,144	17,572	0
Change in plan assets:
Fair value of plan assets at beginning of the year	0	0
Acquisition of Legacy Dole	0	0
Actual return on plan assets	0	0
Company contributions	3,177	1,407
Benefits paid	(3,177)	(1,407)
Curtailments, settlements and terminations, net	0	0
Foreign exchange impact and other	0	0
Fair value of plan assets at end of the year	0	0	$ 0
Funded status	(13,144)	(17,572)
Amounts recognized in the consolidated balance sheets:
Other assets	0	0
Pension and postretirement benefits	(1,992)	(2,212)
Pension and postretirement benefits, less current portion	(11,152)	(15,360)
Asset (liability)	$ (13,144)	$ (17,572)